Loans Receivable And Allowance For Credit Losses (Recorded Investment Of Loans, Past Due) (Details) (USD $) In Thousands	Sep. 30, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivable, 30 to 89 Days Delinquent	$ 26,776
Financing receivable, 90 or More Days Delinquent	26,582
Financing receivable, Total Delinquent Loans	53,358
Financing receivable, Current Loans	5,111,841
Financing receivable, Total Recorded Investment	5,165,199
One-To Four-Family Loans - Originated [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivable, 30 to 89 Days Delinquent	19,682
Financing receivable, 90 or More Days Delinquent	12,363
Financing receivable, Total Delinquent Loans	32,045
Financing receivable, Current Loans	4,362,498
Financing receivable, Total Recorded Investment	4,394,543
One-To Four-Family Loans - Purchased [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivable, 30 to 89 Days Delinquent	6,243
Financing receivable, 90 or More Days Delinquent	13,836
Financing receivable, Total Delinquent Loans	20,079
Financing receivable, Current Loans	520,876
Financing receivable, Total Recorded Investment	540,955
Multi-Family And Commercial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivable, Current Loans	57,936
Financing receivable, Total Recorded Investment	57,936
Consumer - Home Equity [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivable, 30 to 89 Days Delinquent	759
Financing receivable, 90 or More Days Delinquent	380
Financing receivable, Total Delinquent Loans	1,139
Financing receivable, Current Loans	163,402
Financing receivable, Total Recorded Investment	164,541
Consumer - Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivable, 30 to 89 Days Delinquent	92
Financing receivable, 90 or More Days Delinquent	3
Financing receivable, Total Delinquent Loans	95
Financing receivable, Current Loans	7,129
Financing receivable, Total Recorded Investment	$ 7,224